Leases - Disclosure of Amounts Recognized in the Income Statement Related to Leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Total Depreciation charge of right of use assets	€ 12,975	€ 14,649	€ 16,349
Expense relating to short-term leases (included in Operating expenses)	943	646	2,650
Expense relating to leases of low-value assets that are not short-term leases (included in Operating expenses)	88	98	106
Expense relating to variable lease payments not included in lease liabilities (included in Other expenses)	2,421	3,478	6,997
Total Other lease-related expenses	3,452	4,222	9,753
Offices
Disclosure of quantitative information about right-of-use assets [line items]
Total Depreciation charge of right of use assets	4,534	4,424	4,523
Refund points
Disclosure of quantitative information about right-of-use assets [line items]
Total Depreciation charge of right of use assets	5,046	6,511	8,139
IT contracts
Disclosure of quantitative information about right-of-use assets [line items]
Total Depreciation charge of right of use assets	2,147	2,253	2,071
Others
Disclosure of quantitative information about right-of-use assets [line items]
Total Depreciation charge of right of use assets	€ 1,248	€ 1,461	€ 1,616